Property, plant, and equipment, net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 16,229,386	$ 15,873,214
Construction in progress	8,744,787	5,253,930
Less: accumulated depreciation	(7,370,127)	(6,841,587)
Property, plant and equipment, net	17,604,046	14,285,557
Depreciation expenses	398,649	482,855
Property and building
Property, Plant and Equipment [Line Items]
Subtotal	8,035,523	7,828,294
Machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	7,845,133	7,793,640
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	122,236	119,107
Vehicles
Property, Plant and Equipment [Line Items]
Subtotal	$ 226,494	$ 132,173